STOCKHOLDERS' DEFICIENCY (Tables)	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Schedule of share-based compensation, stock options, activity
A summary of the Company's options activity and related information with respect to options granted to employees and directors during the years ended December 31, 2016 are as follows:

			Weighted
		Weighted	average
		average	remaining	Aggregate
	Number of	exercise	contractual	intrinsic
	options	price	life	value

Outstanding - beginning of the year	805,743	$2.80	8.40	2,564
Granted	410,038	$5.69
Exercised	(12,382)	$2.66
Expired or Forfeited	(1,393)	$38.36

Outstanding - end of the year	1,202,006	$3.75	8.18	3,419
Vested and expected to vest	1,202,006	$3.75	8.18	3,419

Exercisable at end of year	510,968	$2.80	6.89	2,347

Schedule of share-based compensation arrangements by share-based payment award
The Company's outstanding options granted to consultants as of December 31, 2016 are as follows:

		Weighted
	Options for	Average
	Common	exercise price	Options
Issuance date	stock	per share	exercisable	Expiration date

April 2007	357	$24.21	357	April 2017
December 2007	1,500	$84.56	1,500	December 2017
April 2009	1,071	$72.45	1,071	April 2019
December 2010	786	$1.99	786	December 2020
March 2013	30,000	$1.96	30,000	March 2023
October 2013	1,000	$1.96	1,000	October 2023
February 2015	714	$1.96	714	February 2025

Total	35,428	$7.81	35,428

Schedule of employee service share-based compensation, allocation of recognized period costs
The stock based expense recognized in the financial statements for services received from employees is shown in the following table:

	Year ended
	December 31,
	2016	2015

Research and development	$30	$22
Selling and marketing	12	9
General and administrative	417	189

Total	$459	$220